Revenue - Schedule of Contract Assets and Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Assets and Liabilities [Line Items]
Contract asset, beginning of the period		$ 560
Contract assets, as of the end of the period
Contract liabilities, beginning of the period	17,008	10,348
Contract liabilities, end of the period		17,008
Additions to unbilled receivables		177
Amounts billed to customers		(762)
Foreign currency translation adjustments		25
Payments received in advance of performance	4,700	6,960
Revenue recognized	(19,065)	(300)
Recognition of consideration payable associated with Project Warrants	(1,907)	(19)
Other	$ (736)	$ 19